SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of cash flow, supplemental disclosures [Table Text Block]
	December 31, 2025	December 31, 2024	December 31, 2023

Cash paid during the period for:
Interest	$-	$-	$-
Income taxes	$1,139,317	$276,432	$650,540

Non-cash transactions:
Non-cash prepayment of expenses	$28,605	$-	$-